Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Consolidated Balance Sheets, Fair Value
The following table presents the fair value of derivative instruments included in the consolidated balance sheets (in millions):

	Derivative Liability
	Balance Sheet Location	September 30, 2013	December 31, 2012
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Accounts payable and accrued liabilities	$6.3	$—
Total derivatives not designated as hedging instruments		6.3	—
Total derivative liability		$6.3	$—

Schedule of Derivative Instruments, Gain (Loss) in Consolidated Statements of Comprehensive Income
The following table presents the amounts affecting the consolidated statements of comprehensive income for the three months ended September 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange gain (loss)	$(1.3)	$—
Total		$(1.3)	$—
The following table presents the amounts affecting the consolidated statements of comprehensive income for the nine months ended September 30 (in millions):

	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative
Derivatives not designated as hedging instruments:		2013	2012
Foreign currency forward contracts	Foreign exchange gain (loss)	$(6.3)	$—
Total		$(6.3)	$—